Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Administration Expenses
The administration expenses for the Company are as follows:

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Corporate administration	$4,232	$3,732
Employee benefits and salaries	3,878	3,864
Professional fees	2,375	2,552
Administration expenses before share-based compensation	$10,485	$10,148
Equity settled share-based compensation (a non-cash expense)	3,888	3,246
Total administration expenses	$14,373	$13,394